Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2040 Fund (formerly Fidelity Flex℠ Freedom 2040 Fund)

December 31, 2019

Z40-QTLY-0220
1.9884245.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	847	$12,730
Fidelity Series Commodity Strategy Fund (a)	939	4,469
Fidelity Series Large Cap Growth Index Fund (a)	855	9,986
Fidelity Series Large Cap Stock Fund (a)	632	10,013
Fidelity Series Large Cap Value Index Fund (a)	1,425	18,792
Fidelity Series Small Cap Opportunities Fund (a)	362	5,064
Fidelity Series Value Discovery Fund (a)	438	5,951
TOTAL DOMESTIC EQUITY FUNDS
(Cost $63,900)		67,005

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	228	2,577
Fidelity Series Emerging Markets Fund (a)	166	1,619
Fidelity Series Emerging Markets Opportunities Fund (a)	705	14,547
Fidelity Series International Growth Fund (a)	582	10,196
Fidelity Series International Index Fund (a)	325	3,460
Fidelity Series International Small Cap Fund (a)	159	2,744
Fidelity Series International Value Fund (a)	1,029	10,185
Fidelity Series Overseas Fund (a)	503	5,426
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,646)		50,754

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	86	824
Fidelity Series Floating Rate High Income Fund (a)	19	180
Fidelity Series High Income Fund (a)	94	903
Fidelity Series Inflation-Protected Bond Index Fund (a)	254	2,551
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Long-Term Treasury Bond Index Fund (a)	365	3,217
Fidelity Series Real Estate Income Fund (a)	51	571
TOTAL BOND FUNDS
(Cost $8,319)		8,298

Short-Term Funds - 0.9%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	205	205
Fidelity Series Short-Term Credit Fund (a)	24	238
Fidelity Series Treasury Bill Index Fund (a)	62	617
TOTAL SHORT-TERM FUNDS
(Cost $1,055)		1,060
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,920)		127,117
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$127,118

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$69	$2,855	$--	$(410)	$575	$--
Fidelity Series Blue Chip Growth Fund	4,723	9,071	1,986	598	92	830	12,730
Fidelity Series Canada Fund	1,094	1,377	8	34	--	114	2,577
Fidelity Series Commodity Strategy Fund	3,356	1,240	134	64	(11)	18	4,469
Fidelity Series Emerging Markets Debt Fund	789	64	30	36	(2)	3	824
Fidelity Series Emerging Markets Fund	1,103	502	--	35	--	14	1,619
Fidelity Series Emerging Markets Opportunities Fund	9,972	3,190	--	349	--	1,385	14,547
Fidelity Series Floating Rate High Income Fund	169	10	--	8	--	1	180
Fidelity Series Government Money Market Fund 1.65%	783	587	1,165	12	--	--	205
Fidelity Series Growth Company Fund	9,575	43	9,991	--	862	(489)	--
Fidelity Series High Income Fund	847	56	18	44	--	18	903
Fidelity Series Inflation-Protected Bond Index Fund	337	2,222	7	29	--	(1)	2,551
Fidelity Series International Credit Fund	48	3	--	3	--	1	52
Fidelity Series International Growth Fund	10,196	1,393	2,867	358	159	1,315	10,196
Fidelity Series International Index Fund	--	3,315	3	64	--	148	3,460
Fidelity Series International Small Cap Fund	2,446	507	496	126	(14)	301	2,744
Fidelity Series International Value Fund	10,129	1,909	2,508	396	(182)	837	10,185
Fidelity Series Intrinsic Opportunities Fund	11,763	697	12,011	455	(881)	432	--
Fidelity Series Investment Grade Bond Fund	957	96	1,093	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,258	1,085	120	35	778	9,986
Fidelity Series Large Cap Stock Fund	10,196	1,042	2,036	695	7	804	10,013
Fidelity Series Large Cap Value Index Fund	2,844	17,350	1,702	1,118	30	270	18,792
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	1,025	1,836	290	127	(83)	3,217
Fidelity Series Opportunistic Insights Fund	5,149	60	5,465	--	306	(50)	--
Fidelity Series Overseas Fund	--	5,010	--	20	--	416	5,426
Fidelity Series Real Estate Income Fund	528	47	15	34	--	11	571
Fidelity Series Short-Term Credit Fund	196	158	118	5	--	2	238
Fidelity Series Small Cap Discovery Fund	1,377	31	1,435	30	(30)	57	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,296	685	276	(38)	265	5,064
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	8,227	--	(56)	517	--
Fidelity Series Treasury Bill Index Fund	--	904	287	3	--	--	617
Fidelity Series Value Discovery Fund	5,500	878	909	227	(6)	488	5,951
	112,674	64,410	58,972	5,442	39	8,966	127,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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